Fair Value Measurements (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares issued, price per share						$ 5.96	$ 7.20
Gain due to change in value of note payable		$ (7)	$ (4)	$ (7)		$ (4)	$ (136)
VenturEast [Member]
Stock issued during period shares			3,000			3,000
Shares issued, price per share	$ 4.20		$ 4.20
Stock issued during period shares, value			$ 50
Gain due to change in value of note payable	$ 0	7	4	7	$ 136	$ 4
Gain (loss) on derivative due to change in stock price	$ 25	$ 206	$ 152	$ 199